Share Capital (Details Narrative) $ / shares in Units, $ in Thousands		1 Months Ended				2 Months Ended	3 Months Ended				4 Months Ended				6 Months Ended	7 Months Ended	8 Months Ended		12 Months Ended
	Nov. 02, 2021 USD ($) $ / shares	Feb. 10, 2022 USD ($) $ / shares	Jan. 31, 2021 USD ($)	Jan. 26, 2021 USD ($) $ / shares shares	Jan. 20, 2021 shares	Feb. 17, 2021 shares	Jun. 30, 2022 shares	Apr. 12, 2022 shares	Mar. 31, 2022 $ / shares shares	Mar. 31, 2021 shares	May 09, 2022 USD ($) $ / shares	Apr. 18, 2022 shares	May 10, 2021 USD ($) $ / shares	Apr. 30, 2020 shares	Jun. 30, 2022 shares	Aug. 05, 2021 USD ($) $ / shares	Sep. 01, 2021 shares	Aug. 20, 2014 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jun. 30, 2021 shares	Apr. 13, 2021 $ / shares shares
Classes of common shares							1								1
American Deposit Share [Member]
Shares Issued																			2,076,992	839,442	42,756,000
Proceeds from Issuance of Redeemable Preferred Stock | $ | $																			$ 51,234	$ 18,847	$ 856
January 2021 Equity Offering [Member]
Stock issued during the period				5,400,000		141,959
Shares Issued, Price Per Share | $ / shares | $ / shares				$ 13.00
Proceeds from Issuance or Sale of Equity | $ | $			$ 67,758	$ 70,200
Common Class A [Member]
Stock Issued During Period, Shares, New Issues															447,283				747,604
Common Stock, Shares, Outstanding							36,726,708								36,726,708
Dividends Payable amount per Share | $ / shares | $ / shares	$ 0.25	$ 0.25									$ 0.375		$ 0.25			$ 0.25
Dividends Payable, Date to be Paid	Dec. 02, 2021	Mar. 04, 2022									Jun. 02, 2022		Jun. 03, 2021			Sep. 03, 2021
Dividends Payable, Date of Record	Nov. 22, 2021	Feb. 22, 2022									May 24, 2022		May 24, 2021			Aug. 23, 2021
Dividends | $ | $	$ 9,235	$ 9,257									$ 13,836		$ 9,347			$ 9,358
Common Class A [Member] | Kelso [Member]
Conversion of Stock, Shares Converted					12,955,188
Common Class A [Member] | Kelso and Maas Capital Investments [Member]
Shares Issued, Price Per Share | $ / shares | $ / shares																							$ 12.50
Number of shares sold																							5,175,000
Series C Preferred Stock [Member] | Kelso [Member]
Conversion of Stock, Shares Converted					250,000
Common Stock [Member]
Dividends Payable amount per Share | $ / shares | $ / shares									$ 0.375
Series B Preferred Stock [Member]
Preferred Stock, Shares Outstanding							43,592								43,592				43,592
Proceeds from Issuance of Redeemable Preferred Stock | $ | $																		$ 33,497
Depositary shares issued																		1,400,000
Preferred Stock, Dividend Rate, Percentage															8.75%
Preferred Stock, Redemption Terms															At any time after August 20, 2019 (or within 180 days after the occurrence of a fundamental change), the Series B Preferred Shares may be redeemed, at the discretion of the Company, in whole or in part, at a redemption price of $2,500.00 per share (equivalent to $25.00 per depositary share).
Series B Preferred Stock [Member] | American Deposit Share [Member]
Preferred Stock, Shares Outstanding																			20,770	8,394	428
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period									447,283	45,313				184,270
Stock Issued During Period, Shares, New Issues										5,541,959
Stock issued during the period																			931,874
Common shares, repurchased							(184,684)	159,154				25,530					521,650
Common Stock, Shares, Outstanding							36,726,708		36,911,392	36,283,468					36,726,708				36,464,109	17,741,008		36,283,468